LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Other creditors (Details) € in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Sep. 26, 2024 BRL (R$)	Sep. 26, 2024 EUR (€)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Senior shares in the Vivo Money FIDCs and the loan agreement of the subsidiary CloudCo Brasil	R$ 117,143	R$ 30,025
Loan agreement between CloudCo Brasil and TCCT			R$ 44,991	€ 7,394
Fair value of Loan agreement between CloudCo Brasil and TCCT			R$ 49,025
Swap contracted and fixed interest for CDI			1.795%	1.795%
Polígono Capital [Member] | Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Remuneration percentage of CDI	100.00%
Percentage of spread	3.75%
Contribution through the subscription of senior shares	R$ 68,118	30,025
Poligono's subscription of senior shares	30,000	37,289
Polígono Capital [Member] | Vivo Money Fundo de Investimento em Direitos Creditórios II ("Vivo Money II")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Poligono's subscription of senior shares	R$ 25	R$ 804